Approval of the Financial Statements	12 Months Ended
Dec. 31, 2018
Statement Of Financial Position [Abstract]
Approval of the Financial Statements
30.	APPROVAL OF THE FINANCIAL STATEMENTS
The financial statements were approved and authorized for issuance by the board of directors on April 25, 2019.